Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income	$ 76,978	$ 41,524
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	68	222
Depreciation expense	20,032	19,372
Amortization of intangibles	4,438	3,604
Amortization of grants	(159)	(116)
Share compensation expense	9,751	5,466
Deferred taxes	4,361	(1,892)
Changes in assets and liabilities:
Increase in accounts receivable	(15,765)	(12,853)
Increase in unbilled revenue	(7,526)	(25,222)
Increase in other receivables	(104)	(3,070)
Increase in prepayments and other current assets	(5,090)	(4,872)
Increase in other non current assets	(1,437)	(850)
(Decrease) /increase in payments on account	(37,689)	52,615
(Decrease)/increase in other current liabilities	(50,208)	6,134
Increase in other non-current liabilities	785	366
Decrease in income taxes payable	(11,504)	(5,608)
(Decrease)/increase in accounts payable	(3,187)	5,397
Net cash (used in)/provided by operating activities	(16,256)	80,217
Cash flows from investing activities:
Purchase of property, plant and equipment	(12,966)	(17,206)
Purchase of subsidiary undertakings	(121,101)	(78,661)
Cash acquired with subsidiary undertakings	3,518	1,039
Purchase of short term investments	(48,972)	(71,227)
Sale of short term investments	93,569	63,826
Change in restricted cash, net		(2,250)
Net cash used in investing activities	(85,952)	(104,479)
Cash flows from financing activities:
Proceeds from exercise of share options	12,272	10,548
Share issuance costs	(11)	(59)
Tax benefit from the exercise of share options	771	193
Repurchase of ordinary shares	(11,532)
Share repurchase costs	(12)
Net cash provided by financing activities	1,488	10,682
Effect of exchange rate movements on cash	(486)	(2,200)
Net decrease in cash and cash equivalents	(101,206)	(15,780)
Cash and cash equivalents at beginning of period	182,519	114,047
Cash and cash equivalents at end of period	$ 81,313	$ 98,267